CAPITAL STOCK	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Stockholders' Equity Note [Abstract]
CAPITAL STOCK

NOTE 4 – CAPITAL STOCK

The Company is authorized to issue 75,000,000 shares of Common Stock with a par value of $0.001 per share.  No preferred shares have been authorized or issued.  At both September 30, 2017 and June 30, 2017, 8,000,000 common shares are issued and outstanding.

On June 3, 2016, the Company issued 8,000,000 shares of common stock at $0.001 (par value) for total cash of $8,000.

At September 30, 2017, there are no warrants or options outstanding to acquire any additional shares of common stock of the Company.

NOTE 5 – CAPITAL STOCK

The Company is authorized to issue 75,000,000 shares of Common Stock with a par value of $0.001 per share.  No preferred shares have been authorized or issued.  At both June 30, 2017 and June 30, 2016, 8,000,000 common shares are issued and outstanding.

On June 3, 2016, the Company issued 8,000,000 shares of common stock at $0.001 (par value) for total cash of $8,000.

At June 30, 2017, there are no warrants or options outstanding to acquire any additional shares of common stock of the Company.